Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Schedule of Lease Cost

The components of lease cost were as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Description
Finance lease - interest	$68,067	$51,174	$170,855	$70,929
Finance lease - amortization	$441,623	$124,534	$711,085	$266,156
Total Lease Cost	$509,690	$175,708	$881,940	$337,085

	For the Years Ended
	December 31,
	2025	2024
Description
Finance lease - interest	$319,944	$25,275
Finance lease - amortization	3,211,697	89,748
Total Lease Cost	$3,531,641	$115,023

Schedule of Future Minimum Lease Payments

Future minimum lease payments at June 30, 2026 and December 31, 2025 are as follows:

	June 30,	December 31,
	2026	2025
Description
2026	876,839	1,324,782
2027	1,416,988	1,324,782
2028	1,416,988	1,324,782
2029	1,289,556	1,201,139
2030	442,314	379,091
2031	21,502	-
Total	5,464,187	5,554,576
Less: Imputed interest	647,757	563,675
Present value of lease liabilities	$4,816,430	$4,990,901

Future minimum lease payments as of December 31, 2025 are as follows:

	December 31,	December 31,
	2025	2024
Description
2025	$-	$230,044
2026	1,324,782	230,044
2027	1,324,782	230,044
2028	1,324,782	230,044
2029	1,201,139	115,022
2030	379,091	-
Total	5,554,576	1,035,198
Less: Imputed interest	563,675	88,492
Present value of lease liabilities	$4,990,901	$946,706

Schedule of Other Information of Lease

Other information

	June 30,	December 31,
	2026	2025
Weighted-average remaining lease term (years)	3.9	3.9
Weighted-average discount rate	5.87%	5.72%
ROU assets obtained in exchange for ROU Liability	$384,785	$8,236,478
Operating cash impact of finance leases	$712,210	$3,463,635

Other information

	December 31,	December 31,
	2025	2024
Weighted-average remaining lease term (years)	3.9	4.5
Weighted-average discount rate:	5.72%	5.19%
ROU assets obtained in exchange for ROU Liability	$8,236,478	$1,057,779
Operating cash impact of finance leases	$3,463,635	$26,847